Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Derivative Financial Instruments [Abstract]
Fair And Notional Values Of Derivative Financial Instruments

	December 31, 2013			December 31, 2012
	Notional	Asset Fair	Liability	Notional	Asset Fair	Liability
Qualifying Hedges	Amount	Value	Fair Value	Amount (2)	Value	Fair Value
Cross currency swaps - net investment hedges	$ 47.1	$ 1.1	$ -	$ 151.2	$ -	$ (6.1)
Foreign currency forward contracts – cash flow hedges	3.8	-	(0.3)	11.7	-	(0.9)
Foreign currency forward contracts – net investment hedges	1,436.8	11.8	(23.8)	1,232.6	1.9	(31.5)
Total Qualifying Hedges	1,487.7	12.9	(24.1)	1,395.5	1.9	(38.5)
Non-Qualifying Hedges
Cross currency swaps	131.8	6.3	-	552.8	1.7	(11.0)
Interest rate swaps	1,386.0	5.7	(25.4)	809.6	0.6	(39.3)
Written options	566.0	-	(1.0)	251.4	-	(0.1)
Purchased options	816.8	1.2	-	502.7	0.3	-
Foreign currency forward contracts	1,979.9	23.4	(50.8)	1,853.8	5.7	(25.7)
Total Return Swap (TRS)	485.2	-	(9.7)	106.6	-	(5.8)
Equity Warrants	1.0	0.8	-	1.0	0.1	-
Total Non-qualifying Hedges	5,366.7	37.4	(86.9)	4,077.9	8.4	(81.9)
Total Hedges	$ 6,854.4	$ 50.3	$ (111.0)	$ 5,473.4	$ 10.3	$ (120.4)

(1)	Presented on a gross basis.

Offsetting Of Derivative Assets And Liabilities

				Gross Amounts not offset in the Consolidated Balance Sheet

	Gross Amount of Recognized Assets (Liabilities)	Gross Amount Offset in the Consolidated Balance Sheet	Net Amount Presented in the Consolidated Balance Sheet	Derivative Financial Instruments (5)	Cash Collateral Pledged/(Received) (5)(6)	Net Amount
December 31, 2013
Derivative assets (1)	$ 50.3	$ -	$ 50.3	$ (33.4)	$ (5.0)	$ 11.9
Derivative liabilities (2)	(111.0)	-	(111.0)	33.4	41.0	(36.6)

December 31, 2012
Derivative assets (3)	$ 10.3	$ -	$ 10.3	$ (7.6)	$ (1.7)	$ 1.0
Derivative liabilities (4)	(120.4)	-	(120.4)	8.0	73.3	(39.1)

(1)	Includes $12.9 million of qualifying hedges reported in Other assets and $37.4 million reported in Trading assets at fair value – derivatives.
(2)	Includes $(24.1) million of qualifying hedges reported in Other liabilities and $(86.9) million reported in Trading liabilities at fair value – derivatives.
(3)	Includes $1.9 million of qualifying hedges reported in Other assets and $8.4 million reported in Trading assets at fair value – derivatives.
(4)	Includes $(38.5) million of qualifying hedges reported in Other liabilities and $(81.9) million reported in Trading liabilities at fair value – derivatives.
(5)

The Company’s derivative transactions are governed by ISDA agreements that allow for net settlements of certain payments as well as offsetting of all contracts (“Derivative Financial Instruments”) with a given counterparty in the event of bankruptcy or default of one of the two parties to the transaction.  We believe our ISDA agreements meet the definition of a master netting arrangement or similar agreement for purposes of the above disclosure.  In conjunction with the ISDA agreements, the Company has entered into collateral arrangements with its counterparties which provide for the exchange of cash depending on the change in the market valuation of the derivative contracts outstanding.  Such collateral is available to be applied in settlement of the net balances upon the event of default by one of the counterparties.

(6)	Collateral pledged or received are included in Other assets or Other liabilities, respectively.

Derivative Instrument Gains And Losses

		Years Ended December 31,
Contract Type	Gain / (Loss) Recognized	2013	2012	2011
Qualifying Hedges
Foreign currency forward contracts – cash flow hedges	Other income	$ 0.7	$ 1.1	$ (0.9)
Total Qualifying Hedges		0.7	1.1	(0.9)
Non Qualifying Hedges
Cross currency swaps	Other income	11.5	(10.5)	29.2
Interest rate swaps	Other income	19.1	1.2	(14.6)
Interest rate options	Other income	-	(0.7)	(0.9)
Foreign currency forward contracts	Other income	(12.1)	(23.7)	30.0
Equity warrants	Other income	0.8	(0.3)	(0.8)
Total Return Swap (TRS)	Other income	(3.9)	(5.8)	-
Total Non-qualifying Hedges		15.4	(39.8)	42.9
Total derivatives - income statement impact		$ 16.1	$ (38.7)	$ 42.0

Changes In AOCI Relating To Derivatives

Contract Type	Derivatives - effective portion reclassified from AOCI to income	Hedge ineffectiveness recorded directly to income	Total income statement impact	Derivatives - effective portion recorded in OCI	Total change in OCI for period

Year Ended December 31, 2013
Foreign currency forward contracts - cash flow hedges	$ 0.7	$ -	$ 0.7	$ 0.6	$ (0.1)
Foreign currency forward contracts - net investment hedges	(7.7)	-	(7.7)	5.8	13.5
Cross currency swaps - net investment hedges	(0.1)	-	(0.1)	10.0	10.1
Total	$ (7.1)	$ -	$ (7.1)	$ 16.4	$ 23.5

Year Ended December 31, 2012
Foreign currency forward contracts - cash flow hedges	$ 1.1	$ -	$ 1.1	$ 1.7	$ 0.6
Foreign currency forward contracts - net investment hedges	(4.1)	-	(4.1)	(59.4)	(55.3)
Cross currency swaps - net investment hedges	-	-	-	(12.9)	(12.9)
Total	$ (3.0)	$ -	$ (3.0)	$ (70.6)	$ (67.6)

Year Ended December 31, 2011
Foreign currency forward contracts - cash flow hedges	$ (1.0)	$ -	$ (1.0)	$ (0.1)	$ 0.9
Foreign currency forward contracts - net investment hedges	(9.7)	-	(9.7)	26.4	36.1
Cross currency swaps - net investment hedges	-	-	-	9.0	9.0
Total	$ (10.7)	$ -	$ (10.7)	$ 35.3	$ 46.0